Consolidated Statement of Profit and Loss - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Profit or loss [abstract]
Revenue	R 2,746,151	R 2,290,543	R 1,941,893
Cost of sales	(922,561)	(670,523)	(574,770)
Gross profit	1,823,590	1,620,020	1,367,123
Other income	1,841	2,166	1,867
Operating expenses	(1,126,306)	(895,624)	(738,068)
Sales and marketing	(333,259)	(238,110)	(177,870)
General and Administration	(555,327)	(476,534)	(460,402)
Research and development	(149,238)	(100,138)	(44,924)
Expected credit losses on financial assets	(88,482)	(80,842)	(54,872)
Operating profit	699,125	726,562	630,922
Initial public offering costs (“IPO”)	(10,288)	(25,570)
Finance income	6,083	4,358	2,592
Finance costs	(12,331)	(9,302)	(16,831)
Fair value changes to derivative assets	(506)
Profit before taxation	682,083	696,048	616,683
Taxation	(205,476)	(198,628)	(173,157)
Profit for the year	476,607	497,420	443,526
Profit attributable to:
Owners of the parent	449,953	318,183	289,882
Non-controlling interest	26,654	179,237	153,644
Total Profit	R 476,607	R 497,420	R 443,526
Earnings per share
Basic and diluted earnings per share (ZAR) (in Rand per share)	R 15.24	R 15.65	R 14.26